Debt - Additional Information (Details) $ in Thousands, $ in Thousands																																					12 Months Ended				120 Months Ended
	Aug. 18, 2025 MXN ($) installment	Aug. 18, 2025 USD ($) installment	Mar. 26, 2025 MXN ($)	Mar. 14, 2025 MXN ($)	Feb. 21, 2025 USD ($)	Feb. 10, 2025 MXN ($)	Feb. 07, 2025 USD ($)	Jan. 22, 2025 USD ($)	Dec. 30, 2024 MXN ($)	Dec. 27, 2024 MXN ($)	Dec. 24, 2024 USD ($)	Dec. 23, 2024 MXN ($)	Dec. 19, 2024 MXN ($)	Dec. 18, 2024 MXN ($)	Dec. 13, 2024 MXN ($)	Dec. 06, 2024 MXN ($)	Nov. 29, 2024 MXN ($)	Nov. 22, 2024 MXN ($)	Nov. 19, 2024 MXN ($)	Nov. 14, 2024 MXN ($)	Nov. 12, 2024 MXN ($)	Nov. 11, 2024 MXN ($)	Oct. 31, 2024 MXN ($)	Oct. 28, 2024 MXN ($)	Sep. 19, 2024 MXN ($)	Sep. 13, 2024 MXN ($)	Aug. 30, 2024 MXN ($)	Jul. 17, 2024 USD ($)	Jul. 10, 2024 USD ($)	Jul. 02, 2024 USD ($)	Jun. 25, 2024 MXN ($)	Jun. 18, 2024 MXN ($)	Jun. 12, 2024 MXN ($)	May 24, 2024 MXN ($)	Apr. 26, 2024 MXN ($)	Apr. 12, 2024 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Apr. 18, 2024 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Jan. 01, 2025 MXN ($)	Jan. 01, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 23, 2024 USD ($)	Dec. 20, 2024 USD ($)	Dec. 06, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 14, 2022 MXN ($)	Nov. 14, 2022 USD ($)
Disclosure of long term debt [Line Items]
Borrowings																																												$ 143,403,700
Bank indebtedness																																													$ 5,512,700
Asset repurchase transaction, term	5 years	5 years
Proceed from sale of eligible asset	$ 213,617,793	$ 11,354,374
Number of installment payments | installment	10	10
Obtain of revolving credit lines																																					$ 5,508,000
Revolving credit facility available																																											$ 4,108,000
Domestic net debt																																																			$ 138,119,100
External net debt																																																				$ 3,726,500
Revolving credit facility amount																																														$ 1,605,394
Repayment of revolving credit lines																																						$ 1,148,872,172	$ 2,060,292	$ 978,854,627
PMI Trading Ltd
Disclosure of long term debt [Line Items]
Revolving credit facility available																																														23,685
Outstanding of revolving credit lines																																																		$ 661,213
Credit Line
Disclosure of long term debt [Line Items]
Borrowings			$ 5,972,676
PMI TRD DAC revolving credit lines
Disclosure of long term debt [Line Items]
Borrowings																																											$ 206,314			206,314
Revolving credit facility available																																										$ 23,686
Repayments of revolving credit lines																																					740,000
Proceeds from revolving credit lines																																					$ 740,000
Outstanding of revolving credit lines																																										$ 206,314
Lines Of Credit
Disclosure of long term debt [Line Items]
Line of credit																																						20,500,000								5,902,000
Available credit lines																																														$ 230,000
Twenty Eight Days SOFR Plus 350 Basis Points
Disclosure of long term debt [Line Items]
Borrowings							$ 1,487,457	$ 400,000
Maturity							30-day	30-day
Interest rate basis spread							3.50%	3.50%
Ninety One Days TIIE Plus 350 Basis Point | Credit Line
Disclosure of long term debt [Line Items]
Borrowings						$ 5,000,000
Maturity						182-day
Interest rate basis spread						5.00%
Ninety Day SOFR Plus 350 Basis Point | Credit Line
Disclosure of long term debt [Line Items]
Borrowings					$ 1,000,000
Maturity					90-day
Interest rate basis spread					3.50%
One Hundred Eighty Two Days TIIE Plus 500 Basis Points | Credit Line
Disclosure of long term debt [Line Items]
Borrowings				$ 5,000,000
Maturity				182-day
Interest rate basis spread				5.00%
One Hundred Eighty Two Days TIIE Plus 182 Basis Points | Credit Line
Disclosure of long term debt [Line Items]
Borrowings			$ 2,986,338
Maturity			182-day
Interest rate basis spread			3.75%
One Hundred Eighty Two Days TIIE Plus 200 Basis Points | Credit Line
Disclosure of long term debt [Line Items]
Borrowings			$ 2,986,338
Maturity			182-day
Interest rate basis spread			2.00%
Ninety One Days TIIE Plus 400 Basis Points | Credit Line
Disclosure of long term debt [Line Items]
Borrowings																																	$ 5,000,000			$ 5,000,000		250,000
Maturity																																	91-day			91-day
Interest rate basis spread																																	4.00%			4.00%
Ninety Days SOFR Plus 300 Basis Point | Senior Guaranteed Floating Rate Notes
Disclosure of long term debt [Line Items]
Borrowings																																									$ 500,000
Maturity																																									90-day
Interest rate basis spread																																									3.00%
Twenty Eight Days TIIE Plus 350 Basis Points | Credit Line
Disclosure of long term debt [Line Items]
Borrowings																																		$ 19,000,000
Maturity																																		28-days
Interest rate basis spread																																		3.50%
Twenty Eight Days TIIE Plus 310 Basis Point, Maturing January 2025 | Credit Line
Disclosure of long term debt [Line Items]
Borrowings																																$ 1,700,000
Maturity																																28-day
Interest rate basis spread																																3.10%
Twenty Eight Days TIIE Plus 270 Basis Points | Credit Line
Disclosure of long term debt [Line Items]
Borrowings																															$ 23,400,000
Maturity																															28-day
Interest rate basis spread																															2.70%
Thirty Days SOFR Plus 215 Basis Points | Credit Line
Disclosure of long term debt [Line Items]
Borrowings																$ 5,301,549														$ 2,501,549								2,300,000											$ 5,301,550
Maturity																														30-day
Interest rate basis spread																2.15%														2.15%																			2.15%
Maturity																30 days
Thirty Days SOFR Plus 425 Basis Points | Promissory Note
Disclosure of long term debt [Line Items]
Borrowings																													$ 341,667
Maturity																													30-day
Interest rate basis spread																													4.25%
Ninety Days SOFR Plus 454 Basis Point | Credit Line
Disclosure of long term debt [Line Items]
Borrowings																												$ 750,000
Maturity																												90-day
Interest rate basis spread																												4.54%
Twenty Eight Days TIIE Plus 310 Basis Points | Credit Line
Disclosure of long term debt [Line Items]
Borrowings																		$ 3,000,000				$ 2,000,000					$ 1,000,000
Maturity																											28-day
Interest rate basis spread																	3.15%	3.10%				3.10%					3.10%
Maturity																		28 days				28 days
Twenty Eight Days TIIE Plus 365 Basis Points | Promissory Note
Disclosure of long term debt [Line Items]
Borrowings																										$ 2,000,000
Maturity																										28-day
Interest rate basis spread																										3.65%
Twenty Eight Days TIIE Plus 400 Basis Points | Credit Line
Disclosure of long term debt [Line Items]
Borrowings																									$ 5,000,000
Maturity																									28-day
Interest rate basis spread																									4.00%
Twenty Eight Days TIIE Plus 400 Basis Points | Promissory Note
Disclosure of long term debt [Line Items]
Borrowings																																			$ 850,000
Maturity																																			28-day
Interest rate basis spread																																			4.00%
Twenty Eight Days TIIE Plus 400 Basis Points | Lines Of Credit
Disclosure of long term debt [Line Items]
Borrowings																																						$ 1,200,000
One Hundred and Eighty Two Days TIIE Plus 370 Basis Points | Credit Line
Disclosure of long term debt [Line Items]
Borrowings																								$ 5,000,000
Interest rate basis spread																								3.70%
Maturity																								182 days
Twenty Eighty Days TIIE Floating Rate | Promissory Note
Disclosure of long term debt [Line Items]
Borrowings																							$ 2,000,000
Maturity																							28 days
Thirty Days SOFR Plus 415 Basis Points | Promissory Note
Disclosure of long term debt [Line Items]
Borrowings																					$ 40,000
Interest rate basis spread																					4.15%
Maturity																					30 days
Twenty Eighty Days TIIE Plus 350 Basis Points | Promissory Note
Disclosure of long term debt [Line Items]
Borrowings																			$ 2,500,000	$ 1,000,000
Interest rate basis spread																			3.50%	3.50%
Maturity																			28 days	28 days
Twenty Eighty Days TIIE Plus 350 Basis Points 1 | Promissory Note
Disclosure of long term debt [Line Items]
Borrowings									$ 3,000,000	$ 2,000,000		$ 1,000,000		$ 1,725,000	$ 2,000,000				$ 3,000,000
Interest rate basis spread										3.50%		3.50%		3.50%	3.50%				3.50%																												3.50%
Maturity									28 days	28 days		28 days		28 days	28 days				28 days
Twenty Eight Days TIIE Plus 315 Basis Points | Credit Line
Disclosure of long term debt [Line Items]
Borrowings																	$ 2,553,750
Maturity																	28 days
Twenty Eight Days TIIE Plus 225 Basis Points | Credit Line
Disclosure of long term debt [Line Items]
Borrowings													$ 5,841,180
Interest rate basis spread													2.25%
Maturity													28 days
Fixed Interest Plus 750 Basis Points | Credit Line
Disclosure of long term debt [Line Items]
Borrowings																																																$ 500,000
Interest rate basis spread																																																7.50%
Thirty Days SOFR Plus 350 Basis Point | Senior Guaranteed Floating Rate Notes
Disclosure of long term debt [Line Items]
Borrowings											$ 400,000																																				$ 225,000
Maturity											30-day	90-day
Interest rate basis spread											3.50%	3.75%																																			3.75%